Earnings Per Share (Schedule of Calculation of Numerator and Denominator in Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Income from continuing operations, net of taxes	$ 62,001	$ 27,853	$ 53,245	$ 99,344	$ 88,108	$ 62,665	$ 106,977	$ 100,070	$ 242,443	$ 357,820	$ 342,864
Less: Income from continuing operations attributable to noncontrolling interests, net of taxes									76,065	80,163	75,675
Income from continuing operations attributable to Community Health Systems, Inc. common stockholders - basic and diluted									166,378	277,657	267,189
Loss from discontinued operations, net of taxes	(9,739)	(6,255)	(6,160)	(3,021)	(2,482)	(3,907)	(4,810)	(818)	(25,175)	(12,017)	(65,241)
Loss from discontinued operations attributable to Community Health Systems, Inc. common stockholders - basic and diluted									$ (25,175)	$ (12,017)	$ (65,241)
Denominator:
Weighted-average number of shares outstanding - basic	93,372,398	93,259,027	92,866,370	91,002,615	89,882,380	89,259,950	89,147,472	88,674,779	92,633,332	89,242,949	89,966,933
Effect of dilutive securities:
Restricted stock awards									448,567	335,664	327,652
Employee stock options									714,560	212,227	361,554
Other equity-based awards									18,554	16,097	10,209
Weighted-average number of shares outstanding - diluted	94,703,458	94,483,596	94,109,368	91,998,993	90,828,119	90,009,113	89,530,639	88,852,704	93,815,013	89,806,937	90,666,348